Financial Investors Trust

                 Magnet Total Market Growth Fund
                         Adviser Shares
                         Investor Shares

               SUPPLEMENT DATED SEPTEMBER 13, 2000
                      TO THE AUGUST 28, 2000
               STATEMENT OF ADDITIONAL INFORMATION

This supplement provides new information beyond that contained in the Statement of Additional Information ("SAI"), and should be read in conjunction with such SAI.

The following language shall be added to the last page of the SAI after the section entitled "Registration Statement":

                  Dow Jones License Disclosure

     The Magnet Total Market Growth Fund (The "Fund") is not sponsored, endorsed, sold or promoted by Dow Jones. Dow Jones makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly. Dow Jones' only relationship to the Licensee is the licensing of certain trademarks, trade names and service marks of Dow Jones and of the Dow Jones U.S. Total Market IndexSM, which is determined, composed and calculated by Dow Jones without regard to Revqual Index-Plus Investors, L.L.C. ("Revqual") or the Fund. Dow Jones has no obligation to take the needs of Revqual or the owners of the Fund into consideration in determining, composing or calculating the Dow Jones U.S. Total Market IndexSM. Dow Jones is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. Dow Jones has no obligation or liability in connection with the administration, marketing or trading of the Fund.

     DOW JONES DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE DOW JONES U.S. TOTAL MARKET INDEXSM OR ANY DATA INCLUDED THEREIN AND DOW JONES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. DOW JONES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY REVQUAL, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES U.S. TOTAL MARKET INDEXSM OR ANY DATA INCLUDED THEREIN. DOW JONES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DOW JONES U.S. TOTAL MARKET INDEXSM OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN DOW JONES AND REVQUAL.